Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Malaysia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 44.8%
AMMB Holdings Bhd	5,319,937	$6,547,377
CIMB Group Holdings Bhd	17,248,412	28,096,624
Hong Leong Bank Bhd	1,391,840	6,404,405
Malayan Banking Bhd	11,635,081	26,739,075
Public Bank Bhd	31,158,100	31,561,174
RHB Bank Bhd	3,732,202	5,640,708
		104,989,363
Chemicals — 2.1%
Petronas Chemicals Group Bhd	5,992,800	4,821,457
Construction & Engineering — 4.5%
Gamuda Bhd	9,871,718	10,599,182
Diversified Telecommunication Services — 1.6%
Telekom Malaysia Bhd	2,464,100	3,775,846
Electric Utilities — 7.8%
Tenaga Nasional Bhd(a)	5,598,612	18,418,448
Food Products — 10.3%
IOI Corp. Bhd	5,380,830	4,545,817
Kuala Lumpur Kepong Bhd	1,075,089	4,920,177
Nestle Malaysia Bhd	150,600	2,779,504
PPB Group Bhd	1,370,119	3,625,476
QL Resources Bhd	3,515,875	3,714,623
SD Guthrie Bhd	4,440,455	4,665,398
		24,250,995
Gas Utilities — 3.0%
Petronas Gas Bhd	1,694,000	7,147,713
Health Care Providers & Services — 3.3%
IHH Healthcare Bhd	4,718,600	7,649,087
Hotels, Restaurants & Leisure — 1.4%
Genting Bhd(a)	4,563,700	3,217,629
Industrial Conglomerates — 3.5%
Sime Darby Bhd	5,834,855	2,328,574
Sunway Bhd	5,327,500	5,938,157
		8,266,731
Marine Transportation — 2.2%
MISC Bhd	2,866,120	5,062,371
Metals & Mining — 4.0%
Press Metal Aluminium Holdings Bhd	7,935,800	9,395,614
Multi-Utilities — 3.0%
YTL Corp. Bhd	7,132,900	3,044,886
YTL Power International Bhd	5,313,900	3,989,099
		7,033,985
Oil, Gas & Consumable Fuels — 1.3%
Petronas Dagangan Bhd	637,900	2,949,413
Security	Shares	Value
Specialty Retail — 1.1%
MR DIY Group M Bhd(b)	7,093,100	$2,632,539
Wireless Telecommunication Services — 5.8%
Axiata Group Bhd	5,897,800	2,839,534
CELCOMDIGI Bhd	7,532,600	6,583,172
Maxis Bhd	5,029,500	4,171,460
		13,594,166
Total Common Stocks — 99.7% (Cost: $140,071,608)		233,804,539
Warrants
Multi-Utilities — 0.1%
YTL Corp. Bhd, (Expires 06/02/28, Strike Price MYR 1.50)(c)	1,418,700	106,657
YTL Power International Bhd., (Expires 06/02/28, Strike Price MYR 2.45)(c)	1,056,080	186,082
		292,739
Total Warrants — 0.1% (Cost: $—)		292,739
Total Long-Term Investments — 99.8% (Cost: $140,071,608)		234,097,278
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	1,965,296	1,966,083
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	400,000	400,000
Total Short-Term Securities — 1.0% (Cost: $2,366,075)		2,366,083
Total Investments — 100.8% (Cost: $142,437,683)		236,463,361
Liabilities in Excess of Other Assets — (0.8)%		(1,915,721)
Net Assets — 100.0%		$234,547,640

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Malaysia ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,018,508	$—	$(10,053,309)(a)	$1,281	$(397)	$1,966,083	1,965,296	$81,263 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	70,000 (a)	—	—	—	400,000	400,000	13,426	—
				$1,281	$(397)	$2,366,083		$94,689	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	6	06/20/25	$345	$(6,901)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$26,300,149	$207,504,390	$—	$233,804,539
Warrants	—	292,739	—	292,739

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Malaysia ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$2,366,083	$—	$—	$2,366,083
	$28,666,232	$207,797,129	$—	$236,463,361
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(6,901)	$—	$—	$(6,901)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.